Document and Entity Information	Dec. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 12, 2024
Entity Registrant Name	HA SUSTAINABLE INFRASTRUCTURE CAPITAL, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-35877
Entity Tax Identification Number	46-1347456
Entity Address Address Line 1	One Park Place
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Annapolis
Entity Address State Or Province	MD
Entity Address Postal Zip Code	21401
City Area Code	410
Local Phone Number	571-9860
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	HASI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001561894
Amendment Flag	false